Loss and Loss Adjustment Expense Reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Loss and Loss Adjustment Expense Reserves [Line Items]
Loss and Loss Adjustment Expense Reserves
7. Loss and Loss Adjustment Expense Reserves
The reconciliation of the beginning and ending reserve balances for losses and loss adjustment expenses, net of reinsurance is summarized as follows for the six months ended June 30, (in millions):

	2021	2020
Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of beginning of the period	$105.1	$—
Reinsurance recoverables on unpaid losses	(92.1)	—

Reserve for losses and LAE, net of reinsurance recoverables as of beginning of the period	13.0	—
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	39.0	5.3
Prior years	(0.3)	(0.1)

Total incurred	38.7	5.2
Deduct: Loss and LAE payments, net of reinsurance, related to:
Current year	(19.5)	(3.3)
Prior year	(5.1)	—

Total paid	(24.6)	(3.3)
Reserve for losses and LAE, net of reinsurance recoverables at end of period	27.1	1.9
Add: Reinsurance recoverables on unpaid losses and LAE at end of period	168.1	—

Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of end of the period	$195.2	$1.9

Included in the Loss and LAE for the six months ended June 30, 2021 are losses related to weather-related loss experience, including the Texas winter storm in February 2021 and the wind and hail storms in April 2021.
Net incurred losses and LAE experienced favorable development of $
0.3
million and
0.1
million for the six months ended June 30, 2021 and 2020, respectively. These changes are generally a result of ongoing analysis of recent loss development trends. Loss and LAE are updated as additional information becomes known.
Unpaid loss and LAE includes anticipated salvage and subrogation recoverable. The amount of anticipated salvage and subrogation recoverable is insignificant as of June 30, 2021.

10. Loss and Loss Adjustment Expense Reserves
As described in Note 1, “Description of Business and Summary of Significant Accounting Policies”, the Company acquired Spinnaker Insurance Company on August 31, 2020. Therefore, the Company assumed the obligations of Spinnaker upon acquisition. The reconciliation of the beginning and ending reserve balances for loss and LAE, net of reinsurance is summarized as follows (in millions), reflecting the reserve balances acquired through the Company’s acquisition of Spinnaker:

2020
Reserve for losses and LAE, net of reinsurance recoverables as of January 1, 2020	$—
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	25.3
Prior years	—

Total incurred	25.3

Deduct: Loss and LAE payments, net of reinsurance, related to:
Current year	(17.0)
Prior year	(0.3)

Total paid	(17.3)

Add: Reserve for losses and LAE, net of reinsurance recoverables acquired from Spinnaker	5.0

Reserve for losses and LAE, net of reinsurance recoverables as of December 31, 2020	13.0
Add: Reinsurance recoverables on unpaid losses and LAE as of December 31, 2020	92.1

Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of December 31, 2020	$105.1

Unpaid loss and LAE includes anticipated salvage and subrogation recoverable. The amount of anticipated salvage and subrogation recoverable is immaterial as of December 31, 2020.
Incurred loss and loss adjustment expenses (“LAE”), net of reinsurance
The following tables present information about incurred and paid loss development as of December 31, 2020, net of reinsurance, as well as cumulative claim frequency and the total of IBNR reserves. The tables include unaudited information about incurred and paid claims development for the years ended December 31, 2015 through 2020. In addition, the following table shows incurred loss and LAE by accident year in aggregate as the Company has one single operating and reportable segment. (in millions, except for number of claims):

	December 31,						December 31, 2020
	2015	2016	2017	2018	2019	2020	IBNR	Cumulative Number of Reported Claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident Year
2015	$—	$—	$—	$—	$—	$—	$—	7
2016	—	2.5	1.9	1.9	1.8	1.8	—	713
2017	—	—	5.2	4.4	4.0	4.0	—	3,118
2018	—	—	—	7.8	7.2	7.2	0.6	6,156
2019	—	—	—	—	4.8	4.9	0.3	13,676
2020	—	—	—	—	—	28.1	6.4	26,242

Total incurred Loss and Loss Adjustment Expenses, net						$46.0	$7.3	49,912

Net incurred losses and LAE attributable to insurance events of the prior year have developed by immaterial amount as of December 31, 2020 as a result of re-estimation
of unpaid losses and LAE. These changes are generally results of ongoing analysis of recent loss development trends. Original estimates are decreased or increased as additional information becomes known regarding individual claims.
Cumulative paid loss and LAE, net of reinsurance
The following table presents cumulative paid loss and LAE, net of reinsurance (in millions):

	December 31,
	2015	2016	2017	2018	2019	2020
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident Year
2015	$—	$—	$—	$—	$—	$—
2016	—	1.2	1.8	1.9	1.8	1.8
2017	—	—	3.0	4.0	4.0	4.0
2018	—	—	—	5.3	5.7	5.7
2019	—	—	—	—	3.2	4.4
2020	—	—	—	—	—	17.1

Total paid losses and LAE, net						$33.0

Total unpaid loss and LAE reserves, net						$13.0

Ceded unpaid loss and LAE						92.1

Gross unpaid loss and LAE						$105.1

Average annual percentage payout of incurred loss by age, net of reinsurance (unaudited supplementary information)
The following table presents supplementary information about average historical claims duration as of December 31, 2020:

Years	1	2	3	4	5
Property and Casualty	60%	28%	4%	7%	0%
The reconciliation of the net incurred and paid loss information in the loss reserve rollforward table and development tables with respect to the current accident year is as follows (in millions):

	2020 — Current
	Accident Year
	Incurred	Paid
Rollforward table	$25.3	$17.0
Development table	28.1	17.1

Variance	$(2.8)	$(0.1)

Unallocated loss adjustment expense	2.2	(2.1)
Loss and LAE of Spinnaker prior to the acquisition	(5.0)	2.0